UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.

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(Exact name of registrant as specified in charter)

411 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

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(Address of principle executive offices)

Jennifer R. Kloehn, Senior Vice President & Treasurer

411 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of Fiscal year-end: 12/31/2020

Date of reporting period: 07/01/2019 - 06/30/2020

Item 1. Proxy Voting Record

Account Name: Nicholas High Income Fund, Inc.

EATON VANCE FLOATING-RATE INCOME TRUST

Ticker:       EFT            Security ID:  278279104

Meeting Date: MAR 19, 2020   Meeting Type: Annual

Record Date:  JAN 07, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1a    Elect Director Thomas E. Faust, Jr.     For       For          Management

1b    Elect Director Cynthia E. Frost         For       For          Management

1c    Elect Director Scott E. Wennerholm      For       For          Management

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nicholas High Income Fund, Inc.

By (Signature and Title)	/s/ David O. Nicholas
David O. Nicholas, Principal Executive Officer

Date	08/27/2020